IFRS 7 Disclosure (Tables)	6 Months Ended
Apr. 30, 2023
IFRS 7 Disclosure [Abstract]
Portfolio Market Risk Measures
The following table presents the end of quarter, average, high, and low usage of TD’s portfolio metrics.

TABLE 29:  PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	For the three months ended							For the six months ended
	April 30 2023					January 31 2023	April 30 2022	April 30 2023	April 30 2022
	As at	Average	High		Low	Average	Average	Average	Average
Interest rate risk	$21.7	$28.6	$44.2		$16.5	$24.1	$22.5	$26.3	$20.0
Credit spread risk	35.0	31.8	41.9		22.5	29.2	20.0	30.5	16.0
Equity risk	10.4	11.4	15.8		8.9	10.6	13.8	11.0	12.5
Foreign exchange risk	2.5	4.4	7.1		1.7	4.8	1.4	4.6	1.3
Commodity risk	2.9	3.6	5.4		2.3	8.1	4.5	5.9	4.7
Idiosyncratic debt specific risk	28.0	36.0	48.5		28.0	38.9	31.1	37.5	26.7

Diversification effect 1	(59.2)	(65.9)	n/m	2	n/m	(62.7)	(54.9)	(64.4)	(47.7)

Total Value-at-Risk (one-day)	41.3	49.9	66.7		39.7	53.0	38.4	51.4	33.5

Stressed Value-at-Risk (one-day)	48.0	51.2	60.9		42.1	61.4	81.1	56.3	75.2
Incremental Risk Capital Charge (one-year)	$136.3	$147.1	$165.7		$129.0	$139.1	$289.3	$143.1	$307.8

1	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
2	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
The following table shows the potential
before-tax
impact of an immediate and sustained 100 bps
in
crease or decrease in interest rates on the EVE and NIIS measures. Interest rate floors are applied by currency to the decrease in rates such that they do not exceed expected lower bounds, with the most material currencies set to a floor of
-25
bps.

TABLE 30:  STRUCTURAL INTEREST RATE SENSITIVITY MEASURES

(millions of Canadian dollars)									As at
	April 30, 2023						January 31, 2023		October 31, 2022
	EVE Sensitivity			NII Sensitivity 1,2			EVE Sensitivity	NII Sensitivity 1,2	EVE Sensitivity	NII Sensitivity 1
	Canada	U.S.	Total	Canada	U.S.	Total	Total	Total	Total	Total
Before-tax impact of
100 bps increase in rates	$(215)	$(1,467)	$(1,682)	$433	$352	$785	$(1,610)	$1,135	$(1,496)	$1,213

100 bps decrease in rates	70	1,036	1,106	(475)	(435)	(910)	1,056	(1,216)	1,102	(1,381)

1	Represents the twelve-month net interest income (NII) exposure to an immediate and sustained shock in rates.
2
Results
are presented inclusive of the interest rate swaps de-designated from hedge accounting relationships to mitigate the impacts of interest rate volatility to closing capital of the First Horizon acquisition. Since these swaps were pre-existing hedges which economically hedge the Bank’s non-trading market risk, their inclusion had no impact on the quarter-over-quarter results. This strategy was discontinued following the announcement on May 4, 2023 by the bank and First Horizon that they had entered into a mutual agreement to terminate the previously announced merger agreement.

Summary of Liquid Assets by Type and Currency
TABLE 31:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
1,2

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
	April 30, 2023
Cash and central bank reserves	$36,133	$–	$36,133	4%	$486	$35,647
Canadian government obligations	18,540	89,937	108,477	12	58,653	49,824
National Housing Act Mortgage-Backed Securities (NHA MBS)	39,029	2	39,031	5	1,124	37,907
Obligations of provincial governments, public sector entities and multilateral development banks 3	40,739	25,229	65,968	8	35,382	30,586
Corporate issuer obligations	14,547	4,953	19,500	2	5,112	14,388

Equities	14,810	6,092	20,902	2	13,633	7,269
Total Canadian dollar-denominated	163,798	126,213	290,011	33	114,390	175,621
Cash and central bank reserves	65,618	–	65,618	8	454	65,164
U.S. government obligations	87,377	56,912	144,289	16	50,587	93,702
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	86,951	9,142	96,093	11	21,779	74,314
Obligations of other sovereigns, public sector entities and multilateral development banks 3	65,521	48,837	114,358	13	47,673	66,685
Corporate issuer obligations	85,727	6,768	92,495	10	12,994	79,501

Equities	42,601	37,553	80,154	9	45,101	35,053
Total non-Canadian dollar-denominated	433,795	159,212	593,007	67	178,588	414,419
Total	$597,593	$285,425	$883,018	100%	$292,978	$590,040

		October 31, 2022
Cash and central bank reserves	$48,965	$–	$48,965	6%	$628	$48,337
Canadian government obligations	17,133	88,511	105,644	12	68,175	37,469
NHA MBS	28,650	157	28,807	3	1,161	27,646
Obligations of provincial governments, public sector entities and multilateral development banks 3	38,099	23,907	62,006	7	33,364	28,642
Corporate issuer obligations	11,657	4,935	16,592	2	3,659	12,933

Equities	12,746	4,602	17,348	2	13,497	3,851
Total Canadian dollar-denominated	157,250	122,112	279,362	32	120,484	158,878
Cash and central bank reserves	84,777	–	84,777	10	–	84,777
U.S. government obligations	86,611	54,614	141,225	16	47,518	93,707
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	92,793	7,924	100,717	11	21,660	79,057
Obligations of other sovereigns, public sector entities and multilateral development banks 3	66,278	53,515	119,793	14	48,079	71,714
Corporate issuer obligations	96,971	4,620	101,591	11	11,378	90,213

Equities	25,665	32,006	57,671	6	42,347	15,324
Total non-Canadian dollar-denominated	453,095	152,679	605,774	68	170,982	434,792
Total	$610,345	$274,791	$885,136	100%	$291,466	$593,670

1	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.
2	Positions stated include gross asset values pertaining to securities financing transactions.
3	Includes debt obligations issued or guaranteed by these entities.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
Unencumbered liquid assets held in The Toronto-Dominion Bank and multiple domestic
and
foreign subsidiaries (excluding insurance subsidiaries) and branches are summarized in the following table.

TABLE 32:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	April 30 2023	October 31 2022
The Toronto-Dominion Bank (Parent)	$236,157	$207,177
Bank subsidiaries	317,694	330,063

Foreign branches	36,189	56,430
Total	$590,040	$593,670

Summary of Deposit Funding
TABLE 40:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)	As at
	April 30 2023	October 31 2022
P&C deposits – Canadian	$518,589	$525,294

P&C deposits – U.S. 1	443,215	493,223
Total	$961,804	$1,018,517
1	P&C deposits in U.S. are presented on a Canadian equivalent basis and therefore period-over-period movements reflect both underlying growth and changes in the foreign exchange rate.

Summary of Remaining Contractual Maturity

TABLE
43
: REMAINING CONTRACTUAL
MATURITY

(millions of Canadian dollars)	As at
	April 30, 2023
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$6,874	$–	$–	$–	$–	$–	$–	$–	$–	$6,874
Interest-bearing deposits with banks	101,821	323	–	–	–	–	–	–	1,180	103,324
Trading loans, securities, and other 1	3,713	6,071	5,491	2,060	4,318	10,759	28,230	25,188	71,709	157,539
Non-trading financial assets at fair value through profit or loss	42	473	–	221	400	2,643	1,583	1,758	1,426	8,546
Derivatives	8,503	8,540	5,881	4,719	2,397	9,001	21,248	14,923	–	75,212
Financial assets designated at fair value through profit or loss	325	175	415	336	217	1,051	1,402	1,316	–	5,237
Financial assets at fair value through other comprehensive income	1,457	3,552	2,257	1,081	1,023	8,967	18,568	32,478	4,626	74,009
Debt securities at amortized cost, net of allowance for credit losses	1,670	13,331	4,747	4,642	4,014	31,417	113,072	158,000	(2)	330,891
Securities purchased under reverse repurchase agreements 2	135,925	28,990	20,786	7,161	3,750	263	1,151	50	–	198,076
Loans
Residential mortgages	884	5,401	8,414	5,375	6,113	52,185	171,141	50,742	–	300,255
Consumer instalment and other personal	1,056	2,355	2,985	2,427	4,072	26,346	81,980	30,990	55,399	207,610
Credit card	–	–	–	–	–	–	–	–	36,508	36,508

Business and government	35,283	9,395	13,834	11,414	13,062	40,400	96,397	67,499	24,605	311,889

Total loans	37,223	17,151	25,233	19,216	23,247	118,931	349,518	149,231	116,512	856,262

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,644)	(6,644)

Loans, net of allowance for loan losses	37,223	17,151	25,233	19,216	23,247	118,931	349,518	149,231	109,868	849,618
Customers’ liability under acceptances	13,996	5,554	8	–	–	–	–	–	–	19,558
Investment in Schwab	–	–	–	–	–	–	–	–	9,119	9,119
Goodwill 3	–	–	–	–	–	–	–	–	18,183	18,183
Other intangibles 3	–	–	–	–	–	–	–	–	2,715	2,715
Land, buildings, equipment, and other depreciable assets 3	–	7	8	12	8	62	568	3,278	5,421	9,364
Deferred tax assets	–	–	–	–	–	–	–	–	3,065	3,065
Amounts receivable from brokers, dealers, and clients	28,036	–	–	–	–	–	–	–	–	28,036

Other assets	8,235	1,568	770	754	3,772	90	148	80	11,669	27,086
Total assets	$347,820	$85,735	$65,596	$40,202	$43,146	$183,184	$535,488	$386,302	$238,979	$1,926,452

Liabilities
Trading deposits	$1,172	$1,679	$4,466	$2,121	$2,698	$6,337	$5,090	$1,514	$–	$25,077
Derivatives	8,158	9,002	4,694	3,912	2,405	6,823	13,780	14,932	–	63,706
Securitization liabilities at fair value	–	463	903	463	345	2,586	4,886	3,186	–	12,832
Financial liabilities designated at fair value through profit or loss	48,253	39,342	54,604	38,667	19,917	83	94	–	101	201,061
Deposits 4,5
Personal	5,300	9,311	11,352	18,966	17,197	14,846	18,648	23	533,224	628,867
Banks	25,393	5,540	41	6,120	–	–	4	13	12,172	49,283

Business and government	24,173	25,110	8,824	5,103	19,908	22,255	71,374	18,488	315,985	511,220

Total deposits	54,866	39,961	20,217	30,189	37,105	37,101	90,026	18,524	861,381	1,189,370
Acceptances	13,996	5,554	8	–	–	–	–	–	–	19,558
Obligations related to securities sold short 1	980	3,500	1,516	1,597	1,515	5,703	16,846	13,961	3,179	48,797
Obligations related to securities sold under repurchase agreements 2	132,472	9,699	2,844	1,719	75	129	15	6	–	146,959
Securitization liabilities at amortized cost	–	606	1,800	527	355	3,431	5,047	2,990	–	14,756
Amounts payable to brokers, dealers, and clients	26,783	–	–	–	–	–	–	–	–	26,783
Insurance-related liabilities	142	276	414	414	454	927	1,476	692	2,500	7,295
Other liabilities	13,792	7,472	3,955	3,404	613	1,807	1,795	4,302	5,638	42,778

Subordinated notes and debentures	–	–	–	–	–	–	200	11,166	–	11,366

Equity	–	–	–	–	–	–	–	–	116,114	116,114
Total liabilities and equity	$300,614	$117,554	$95,421	$83,013	$65,482	$64,927	$139,255	$71,273	$988,913	$1,926,452
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$24,070	$36,814	$23,582	$18,219	$19,710	$45,282	$154,360	$5,485	$1,452	$328,974
Other commitments 8	163	157	222	349	177	647	1,355	317	75	3,462

Unconsolidated structured entity commitments	–	311	–	1,019	297	534	–	–	–	2,161
Total off-balance sheet commitments	$24,233	$37,282	$23,804	$19,587	$20,184	$46,463	$155,715	$5,802	$1,527	$334,597

1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been recorded as having ‘no specific maturity’.
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $39 billion of covered bonds with remaining contractual maturities of $1 billion in ‘less than 1 month’, $1 billion in ‘1 to 3 months’, $6 billion in ‘over 9 months to 1 year’, $
2

billion in ‘over 1 to 2 years’, $27 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’.

6	Includes $546 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.

TABLE
43
:  REMAINING CONTRACTUAL MATURITY
(
continued
)

(millions of Canadian dollars)	As at
	October 31, 2022
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total
Assets
Cash and due from banks	$8,556	$–	$–	$–	$–	$–	$–	$–	$–	$8,556
Interest-bearing deposits with banks	135,855	197	143	–	–	–	–	–	1,099	137,294
Trading loans, securities, and other 1	4,601	4,876	5,310	4,477	4,055	12,910	23,057	23,051	61,389	143,726
Non-trading financial assets at fair value through profit or loss	111	–	222	685	–	4,071	2,475	2,133	1,249	10,946
Derivatives	14,436	16,306	7,870	5,155	4,575	10,622	26,319	18,590	–	103,873
Financial assets designated at fair value through profit or loss	229	777	235	391	243	610	1,345	1,209	–	5,039
Financial assets at fair value through other comprehensive income	2,117	2,401	1,531	3,367	1,712	6,415	20,091	28,721	3,320	69,675
Debt securities at amortized cost, net of allowance for credit losses	2,333	3,607	7,082	14,706	4,678	29,069	106,919	174,381	(1)	342,774
Securities purchased under reverse repurchase agreements 2	113,845	15,050	17,977	9,745	3,240	310	–	–	–	160,167
Loans
Residential mortgages	672	2,327	5,585	9,122	9,115	34,909	181,763	50,431	–	293,924
Consumer instalment and other personal	543	1,027	2,480	4,002	3,430	19,635	88,071	30,056	56,908	206,152
Credit card	–	–	–	–	–	–	–	–	36,010	36,010

Business and government	33,836	7,398	10,693	10,854	14,245	33,366	89,367	68,078	33,552	301,389

Total loans	35,051	10,752	18,758	23,978	26,790	87,910	359,201	148,565	126,470	837,475

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,432)	(6,432)

Loans, net of allowance for loan losses	35,051	10,752	18,758	23,978	26,790	87,910	359,201	148,565	120,038	831,043
Customers’ liability under acceptances	16,002	3,712	16	3	–	–	–	–	–	19,733
Investment in Schwab	–	–	–	–	–	–	–	–	8,088	8,088
Goodwill 3	–	–	–	–	–	–	–	–	17,656	17,656
Other intangibles 3	–	–	–	–	–	–	–	–	2,303	2,303
Land, buildings, equipment, and other depreciable assets 3	–	–	2	2	2	36	525	3,462	5,371	9,400
Deferred tax assets	–	–	–	–	–	–	–	–	2,193	2,193
Amounts receivable from brokers, dealers, and clients	19,719	41	–	–	–	–	–	–	–	19,760

Other assets	4,726	1,262	6,537	232	274	74	57	72	12,068	25,302
Total assets	$357,581	$58,981	$65,683	$62,741	$45,569	$152,027	$539,989	$400,184	$234,773	$1,917,528
Liabilities
Trading deposits	$4,038	$2,227	$4,390	$1,740	$1,758	$4,181	$4,136	$1,335	$–	$23,805
Derivatives	12,560	16,189	8,764	5,230	3,531	9,413	18,116	17,330	–	91,133
Securitization liabilities at fair value	36	1,245	216	447	899	2,357	4,675	2,737	–	12,612
Financial liabilities designated at fair value through profit or loss	18,718	21,893	52,501	45,442	23,331	805	96	–	–	162,786
Deposits 4,5
Personal	4,551	6,872	10,173	10,394	11,801	12,801	13,038	31	591,177	660,838
Banks	22,153	453	51	–	13	–	3	3	15,587	38,263

Business and government	34,236	17,779	10,095	17,173	8,234	26,060	63,392	13,167	340,733	530,869

Total deposits	60,940	25,104	20,319	27,567	20,048	38,861	76,433	13,201	947,497	1,229,970
Acceptances	16,002	3,712	16	3	–	–	–	–	–	19,733
Obligations related to securities sold short 1	1,418	2,125	1,611	1,257	1,312	6,691	15,015	13,146	2,930	45,505
Obligations related to securities sold under repurchase agreements 2	118,278	6,553	2,382	545	188	78	–	–	–	128,024
Securitization liabilities at amortized cost	–	595	390	609	1,812	2,724	5,730	3,212	–	15,072
Amounts payable to brokers, dealers, and clients	25,155	40	–	–	–	–	–	–	–	25,195
Insurance-related liabilities	146	296	439	439	481	947	1,482	645	2,593	7,468
Other liabilities	14,587	2,417	2,006	1,050	761	1,725	1,136	4,660	5,210	33,552

Subordinated notes and debentures	–	–	–	–	–	–	200	11,090	–	11,290
Equity	–	–	–	–	–	–	–	–	111,383	111,383
Total liabilities and equity	$271,878	$82,396	$93,034	$84,329	$54,121	$67,782	$127,019	$67,356	$1,069,613	$1,917,528
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$19,249	$22,494	$22,536	$19,326	$18,060	$41,357	$140,699	$4,882	$1,461	$290,064
Other commitments 8	87	208	177	234	205	549	1,316	365	7	3,148

Unconsolidated structured entity commitments	–	126	18	204	–	1,233	510	–	–	2,091
Total off-balance sheet commitments	$19,336	$22,828	$22,731	$19,764	$18,265	$43,139	$142,525	$5,247	$1,468	$295,303

1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been recorded as having ‘no specific maturity’.
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $34 billion of covered bonds with remaining contractual maturities of $2 billion in 1 to 3 months, $5 billion in ‘over 3 months to 6 months’, $1 billion in ‘over 6 months to 9 months’, $5 billion in ‘over 1 to 2 years’, and $21 billion in ‘over 2 to 5 years’.

6	Includes $502 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.